S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.04
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 7.96
Net Tangible Book Value (in Dollars) | $	$ (63,157)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 340,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,695,000
With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.06
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 7.94
Net Tangible Book Value (in Dollars) | $	$ (63,157)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 486,843
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	8,826,750
No Redemption [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.79
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.21
Net Tangible Book Value (in Dollars) | $	$ (63,157)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 105,340,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	18,195,000
No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.8
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.2
Net Tangible Book Value (in Dollars) | $	$ (63,157)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 121,236,843
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	20,901,750
Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.08
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.92
Net Tangible Book Value (in Dollars) | $	$ (63,157)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 79,090,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,570,000
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.09
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.91
Net Tangible Book Value (in Dollars) | $	$ (63,157)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 91,049,343
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	17,883,000
Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.08
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.92
Net Tangible Book Value (in Dollars) | $	$ (63,157)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 52,840,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,945,000
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.09
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.91
Net Tangible Book Value (in Dollars) | $	$ (63,157)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 60,861,843
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,864,250
Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.58
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.42
Net Tangible Book Value (in Dollars) | $	$ (63,157)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 26,590,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,320,000
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.59
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.41
Net Tangible Book Value (in Dollars) | $	$ (63,157)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 30,674,343
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,845,500
Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.04
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 7.96
Net Tangible Book Value (in Dollars) | $	$ (63,157)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 340,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,695,000
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.06
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 7.94
Net Tangible Book Value (in Dollars) | $	$ (63,157)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 486,843
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	8,826,750
Public Units [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.05
Public Units [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.07
Public Units [Member] | No Redemption [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.8
Public Units [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.81
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.09
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.1
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.09
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.1
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.59
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.6
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.05
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.07
Net Proceeds from this offering and sale of the private placement units [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 105,500,000
Net Proceeds from this offering and sale of the private placement units [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	121,250,000
Net Proceeds from this offering and sale of the private placement units [Member] | No Redemption [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	105,500,000
Net Proceeds from this offering and sale of the private placement units [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	1,212,500,000
Net Proceeds from this offering and sale of the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	105,500,000
Net Proceeds from this offering and sale of the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	121,250,000
Net Proceeds from this offering and sale of the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	105,500,000
Net Proceeds from this offering and sale of the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	121,250,000
Net Proceeds from this offering and sale of the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	105,500,000
Net Proceeds from this offering and sale of the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	121,250,000
Net Proceeds from this offering and sale of the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	105,500,000
Net Proceeds from this offering and sale of the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	121,250,000
Plus: Offering Costs Paid in Advance, Excluded From Tangible Book Value [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering Costs Paid in Advance, Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering Costs Paid in Advance, Excluded From Tangible Book Value [Member] | No Redemption [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering Costs Paid in Advance, Excluded From Tangible Book Value [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering Costs Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering Costs Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering Costs Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering Costs Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering Costs Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering Costs Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering Costs Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering Costs Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Less: Over-Allotment Liability [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(145,845)
Less: Over-Allotment Liability [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Over-Allotment Liability [Member] | No Redemption [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(145,845)
Less: Over-Allotment Liability [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(145,845)
Less: Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(145,845)
Less: Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(145,845)
Less: Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(145,845)
Less: Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less Redemptions [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(105,000,000)
Less Redemptions [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(120,750,000)
Less Redemptions [Member] | No Redemption [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less Redemptions [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(26,250,000)
Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(30,187,500)
Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(52,500,000)
Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(60,375,000)
Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(78,750,000)
Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(90,562,500)
Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(105,000,000)
Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (120,750,000)
Class B Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(675,000)
Class B Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted
Class B Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | No Redemption [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(675,000)
Class B Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(675,000)
Class B Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted
Class B Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(675,000)
Class B Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted
Class B Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(675,000)
Class B Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted
Class B Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(675,000)
Class B Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted
Representative Shares [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	420,000
Representative Shares [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	483,000
Representative Shares [Member] | No Redemption [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	420,000
Representative Shares [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	483,000
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	420,000
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	483,000
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	420,000
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	483,000
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	420,000
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	483,000
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	420,000
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	483,000
Class A Ordinary Shares Included In The Units Offered [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,125,000
Class A Ordinary Shares Included In The Units Offered [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,093,750
Class A Ordinary Shares Included In The Units Offered [Member] | No Redemption [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,125,000
Class A Ordinary Shares Included In The Units Offered [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,093,750
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,125,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,093,750
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,125,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,093,750
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,125,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,093,750
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,125,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,093,750
Shares Of Ordinary Shares Included In The Placement Units Issued [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	150,000
Shares Of Ordinary Shares Included In The Placement Units Issued [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	150,000
Shares Of Ordinary Shares Included In The Placement Units Issued [Member] | No Redemption [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	150,000
Shares Of Ordinary Shares Included In The Placement Units Issued [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	150,000
Shares Of Ordinary Shares Included In The Placement Units Issued [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	150,000
Shares Of Ordinary Shares Included In The Placement Units Issued [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	150,000
Shares Of Ordinary Shares Included In The Placement Units Issued [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	150,000
Shares Of Ordinary Shares Included In The Placement Units Issued [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	150,000
Shares Of Ordinary Shares Included In The Placement Units Issued [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	150,000
Shares Of Ordinary Shares Included In The Placement Units Issued [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	150,000
Shares Of Ordinary Shares Included In The Placement Units Issued [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	150,000
Shares Of Ordinary Shares Included In The Placement Units Issued [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	150,000
Less Shares Subject To Redemption [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(10,500,000)
Less Shares Subject To Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(12,075,000)
Less Shares Subject To Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(2,625,000)
Less Shares Subject To Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(3,018,750)
Less Shares Subject To Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(5,250,000)
Less Shares Subject To Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(6,037,500)
Less Shares Subject To Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(7,875,000)
Less Shares Subject To Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(9,056,250)
Less Shares Subject To Redemption [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(10,500,000)
Less Shares Subject To Redemption [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(12,075,000)